Premises And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	153,671	$ 156,796
Less: accumulated depreciation	(75,683)	(74,248)
Property, Plant and Equipment, Net, Total	77,988	82,548
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	31,217	31,499
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	85,403	85,879
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	37,051	$ 39,418
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years